MONEY MARKET OBLIGATIONS TRUST

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                 MAY 31, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust")
            Tax-Free Instruments Trust (the "Fund")
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust, with respect to the Fund, hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated May 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration
Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 84 on May 26, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                Very truly yours,



                                                /s/ George F. Magera
                                                George F. Magera
                                                Assistant Secretary